Revenues (Tables)	12 Months Ended
Jan. 31, 2021
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Schedule of revenues
Details of revenues were as follows:

	Years ended
	January 31, 2021	January 31, 2020
Powersports
Year-Round Products	$2,824.2	$2,791.7
Seasonal Products	1,825.0	1,901.4
Powersports PA&A and OEM Engine s	882.8	799.8
Marine	420.9	559.8
Total	$5,952.9	$6,052.7